Loss on sale of vessels - Additional information (Details) - USD ($)	1 Months Ended	3 Months Ended
	Feb. 28, 2019	Mar. 31, 2020	Mar. 31, 2019
Lessee, Lease, Description [Line Items]
Loss on sale of vessels		$ 0	$ 6,569,763
Ardmore Seamaster [Member]
Lessee, Lease, Description [Line Items]
Loss on sale of vessels	$ 6,600,000		6,569,763
Sale of vessels	$ 9,700,000		$ 9,700,000	[1]

[1]	Proceeds from sale of vessel per the condensed consolidated statement of cash flows is $17.6 million as this includes proceeds of $7.9 million related to the Ardmore Seatrader that was held for sale at 31 December 2018 and delivered to the buyer in January 2019.